DEFINED CONTRIBUTION PLANS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Seamless Group Inc [Member]
Defined Contribution Plan, Cost	$ 611,884	$ 440,725